Notes Payable- Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Next Charging LLC [Member]
Restructuring Cost and Reserve [Line Items]
Notes Payable- Related Party

Note 5- Notes Payable- Related Party

Notes Payable – Related Party

During the normal course of business, Michael Farkas, a related party, has lent funds to the company to continue their operations. As of September 30, 2023 and December 31, 2022, the note payable -related party which is due on demand totaled $2,934,650 and $34,650, respectively, and is included in long term note payable-related party. Borrowings for the nine-month periods ended September 30, 2023 and 2022 were $2,900,000 and $34,650, respectively. The note bears 4%-5% interest and an additional 5%-6% interest was imputed. Interest expense for the nine-month periods ended September 30, 2023 and 2022 was $23,333 and $1,296, respectively.

Note 5 -Notes Payable-Related Party

During the normal course of business, Michael Farkas, a related party, has lent funds to the company to continue their operations. As of December 31, 2022 and 2021 the note payable -related party which is due on demand totaled $34,650 and is included in note payable-related party. Borrowings for the years ended December 31, 2022 and 2021 were $0 and $25,850, respectively. The note bears 5% interest and an additional 5% interest was imputed. Imputed interest expense for the years ended December 31, 2022 and 2021 was $1,732 and $840, respectively. Interest expense for the years ended December 31, 2022 and 2021 was $3,463 and $1,680, respectively.